INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Changes in investments in rehabilitation obligation funds movement [abstract]
Opening balance, in environmental rehabilitation trust funds	R 508.9	R 118.0
FWGR Acquisition, in environmental rehabilitation trust funds	0.0	360.4	R 0.0
Growth, in environmental rehabilitation trust funds	33.3	30.5	7.5
Cash and cash equivalents, in environmental rehabilitation trust funds	542.2	508.9	118.0
Opening balance, for environmental rehabilitation guarantees	78.6	126.0
Funds received, for environmental rehabilitation guarantees	0.0	(55.2)	0.0
Growth, for environmental rehabilitation guarantees	5.2	7.8	8.8
Closing balance, for environmental rehabilitation guarantees	83.8	78.6	R 126.0
Investments in rehabilitation obligation funds	R 626.0	R 587.5